Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 40,894	$ 282,150	$ 323,044
Bentonite Mining [Member]
Total	$ 40,894	$ 282,150	$ 323,044